Segment Reporting (Reconciliation of Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Total capital expenditures			$ 10,910	$ 6,968
Operating Segments
Segment Reporting Information [Line Items]
Total capital expenditures	$ 4,629	$ 2,748	10,910	6,968
Operating Segments | Medical Office Buildings
Segment Reporting Information [Line Items]
Total capital expenditures	1,385	1,834	3,139	4,060
Operating Segments | Triple-Net Leased Healthcare Facilities
Segment Reporting Information [Line Items]
Total capital expenditures	0	425	17	493
Operating Segments | Seniors Housing Communities
Segment Reporting Information [Line Items]
Total capital expenditures	$ 3,244	$ 489	$ 7,754	$ 2,415